Business Acquisition	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business Acquisition
3.	BUSINESS ACQUISITION

Acquisition of ZMN International Education Consulting (Beijing) Co., Ltd (“ZMN Education”)

On July 31, 2017, the Group acquired 100% equity interests in ZMN Education. The total consideration for the acquisition of ZMN Education amounted to RMB135,850 which included RMB65,250 in cash and the rest was in the form of warrant. The warrant issued to the sellers which entitle them to purchase the ordinary shares of Long faith Limited, a shareholder of the Company, was recorded at fair value on acquisition date and accounted for as capital contribution to the Company by the Company’s shareholder.

ZMN Education operates study abroad tutoring services in the PRC. The acquisition of ZMN Education’s service centers, with its well-known brand and teaching team, would further enhance the Group’s ability to provide high quality, competitively priced and diversified services to the students.

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	21,407
Prepaid expenses and other current assets	13,266
Restricted cash	1,008
Property, plant and equipment, net	9,723	3-5 years
Rental deposits	7,285
Deferred revenue	(208,345)
Account payables	(564)
Accrued expenses and other current liabilities	(32,857)
Loans from third parties	(23,802)
Intangible assets-trademark	32,400	5.4 years
Deferred tax liabilities	(8,100)
Goodwill	324,429
Total	135,850

The tangible and intangible assets valuation for the acquisition disclosed above was based on a valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

3.	BUSINESS ACQUISITION-continued

Acquisition of Beijing GEDU

On August 16, 2017, the Group acquired 100% equity interest in Beijing GEDU for cash consideration of USD72,300 (equivalent to RMB483,687).

Beijing GEDU operates study abroad tutoring services in the PRC. The acquisition of Beijing GEDU’s training centers, with its well-known brand and teaching team, would further enhance the Group’s ability to provide high-quality, competitively priced and diversified services to the students.

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	89,437
Inventories	6,620
Prepaid expenses and other current assets	117,333
Restricted cash	14,332
Property, plant and equipment, net	132,844	2-37 years
Deferred tax assets	2,547
Rental deposits	18,381
Accounts payable	(6,197)
Accrued expenses and other current liabilities	(79,167)
Income tax payable	(2,505)
Deferred revenue	(221,484)
Franchise deposits	(7,344)
Intangible assets-trademark	140,000	Indefinite
Intangible assets-relationship with partnership school	5,300	6.4 years
Intangible assets-franchise agreement	4,400	3.4 years
Deferred tax liabilities	(54,164)
Goodwill	323,354
Total	483,687

The tangible and intangible assets valuation for the acquisition disclosed above was based on a valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

3.	BUSINESS ACQUISITION-continued

Other acquisitions in 2017

In 2017, the Group acquired 100% equity interest in (i) a group of schools wholly owned by Chongqing Shunbo Technology Co., Ltd., (ii) Shenyang Pude Education Technology Co., Ltd., (iii) a school wholly owned by Mr. Bowen Zhang, (iv) Yancheng Tiantianxiangshang Education Training Co., Ltd., (v) Fuzhou Pude Education Technology Co., Ltd., (vi) a group of schools wholly owned by Hangzhou Shoumu Education Technology Co., Ltd., and acquired certain tutoring businesses from third parties (collectively “Other 2017 Acquirees”). The total consideration for the acquisitions of Other 2017 Acquirees amounted to RMB174,770 which included RMB155,170 in cash and the rest was in the form of warrant. The warrant was issued by the major shareholder of the Company to purchase the equity interest of Puxian which was recorded at fair value and accounted for as capital contribution to the Company by the shareholder.

These acquired entities are in the operation of K-12 tutoring services and study abroad tutoring services in the PRC. The acquisitions of Other 2017 Acquirees’ training centers, with its teaching team and student base, allows the Group to provide high-quality, competitively priced and diversified services to the students.

These transactions were considered business acquisitions and therefore were recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisitions. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	15,824
Inventories	256
Prepaid expenses and other current assets	13,221
Amounts due from related parties	63,194
Property, plant and equipment, net	1,377	3-5 years
Accrued expenses and other current liabilities	(12,388)
Deferred revenue	(85,197)
Intangible assets-student base	27,100	3.5-5.9 years
Deferred tax liabilities	(6,775)
Goodwill	158,158
Total	174,770

The tangible and intangible assets valuation for the acquisitions disclosed above were based on valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from these acquisitions.

3.	BUSINESS ACQUISITION-continued

Acquisition of Shandong Zengyu Trading Co., Ltd (“Shandong Zengyu”)

On November 1, 2018, the Group acquired 100% equity interests in Shandong Zengyu. The total consideration for the acquisition of Shandong Zengyu amounted to RMB77,000 in cash.

Shandong Zengyu operates K-12 tutoring services in the PRC. The acquisition of Shandong Zengyu’s training centers, with its teaching team and student base, allows the Group to provide high-quality, competitively priced and diversified services to the students.

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Amortization period
	RMB
Prepaid expenses and other current assets	37,169
Property, plant and equipment, net	1,241	3-5 years
Rental deposits	290
Accrued expenses and other current liabilities	(2,219)
Deferred revenue	(35,534)
Intangible assets-student base	6,700	2.2 years
Deferred tax liabilities	(1,675)
Goodwill	71,028
Total	77,000

The tangible and intangible assets valuation for the acquisition disclosed above was based on a valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the economy of scale, increase in cross-selling opportunities as well as synergy resulting from the acquisition.

3.	BUSINESS ACQUISITION-continued

Other acquisitions in 2018

In 2018, the Group acquired 100% equity interest in Jinan Lixia Wise Tutoring School Ltd and acquired tutoring business from third parties (collectively “Other 2018 Acquirees”). The total consideration for the acquisitions of Other 2018 Acquirees amounted to RMB19,986 which included RMB19,266 in cash and the rest was in the form of warrant. The warrant was issued by Long belief Limited, a shareholder of the Company, to purchase 49,348 ordinary shares of the Company. Long belief Limited is a shareholding platform for acquisitions. Refer to Note 17. The warrant was recorded at fair value and accounted for as shares consideration of the acquisition paid by the Company itself.

These acquired entities are in the operation of K-12 tutoring services and study abroad tutoring services in the PRC. The acquisitions of Other 2018 Acquirees’ training centers, with its teaching team and student base, allows the Group to provide high-quality, competitively priced and diversified services to the students.

These transactions were considered business acquisitions and therefore were recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisitions. The purchase price for the acquisition was allocated as follows:

	Amount	Depreciation or amortization period
	RMB
Cash and cash equivalents	54
Prepaid expenses and other current assets	8,504
Restricted cash	200
Accrued expenses and other current liabilities	(769)
Deferred revenue	(8,704)
Intangible assets-student base	1,100	3.5 years
Deferred tax liabilities	(275)
Goodwill	19,876
Total	19,986

The tangible and intangible assets valuation for the acquisitions disclosed above were based on valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from these acquisitions.

3.	BUSINESS ACQUISITION-continued

Acquisition of Beijing Xiaoze Education Technology Co., Ltd. (“Beijing Xiaoze”)

On July 1, 2019, the Group acquired 100% equity interests in Beijing Xiaoze. The total consideration for the acquisition of Beijing Xiaoze amounted to RMB170,000 in cash.

Beijing Xiaoze operates K-12 tutoring services in the PRC. The acquisition of Beijing Xiaoze’s training centers, with its well-known brand and teaching team, would further enhance the Group’s ability to provide high quality, competitively priced and diversified services to the students.

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Amortization period
	RMB
Cash and cash equivalents	20,057
Inventories	1,508
Prepaid expenses and other current assets	52,596
Property, plant and equipment, net	205	3-5 years
Operating lease right-of-use assets	63,652
Accrued expenses and other current liabilities	(1,392)
Deferred revenue	(108,406)
Operating lease liabilities	(58,621)
Intangible assets - trademark	43,700	Indefinite
Deferred tax liabilities	(10,925)
Goodwill	167,626
Total	170,000

The tangible and intangible assets valuation for the acquisition disclosed above was based on a valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the economy of scale, increase in cross-selling opportunities as well as synergy resulting from the acquisition.

3.	BUSINESS ACQUISITION-continued

Acquisition of Xi'an Intest Management Consulting Co., Ltd. (“Xi'an Intest”)

On July 9, 2019, the Group acquired 100% equity interests in Xi'an Intest. The total consideration for the acquisition of Xi'an Intest amounted to RMB113,000 in cash.

Xi'an Intest operates K-12 tutoring services in the PRC. The acquisition of Xi'an Intest’s training centers, with its teaching team and student base, allows the Group to provide high-quality, competitively priced and diversified services to the students.

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Amortization period
	RMB
Cash and cash equivalents	22,245
Prepaid expenses and other current assets	47
Rental deposit	464
Property, plant and equipment, net	2,074	3-5 years
Operating lease right-of-use assets	45,269
Accrued expenses and other current liabilities	(6,072)
Deferred revenue	(45,581)
Operating lease liabilities	(41,469)
Intangible assets - student base	15,700	3.5 years
Deferred tax liabilities	(3,925)
Goodwill	124,248
Total	113,000

The tangible and intangible assets valuation for the acquisition disclosed above was based on a valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the economy of scale, increase in cross-selling opportunities as well as synergy resulting from the acquisition.

3.	BUSINESS ACQUISITION-continued

Acquisition of Dalian Keyuan Culture Consulting Co., Ltd. (“Dalian Keyuan”)

On November 29, 2019, the Group acquired 100% equity interests in Dalian Keyuan. The total consideration for the acquisition of Dalian Keyuan amounted to RMB171,950 in cash.

Dalian Keyuan operates K-12 tutoring services in the PRC. The acquisition of Dalian Keyuan’s training centers, with its teaching team and student base, allows the Group to provide high-quality, competitively priced and diversified services to the students.

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition. The purchase price for the acquisition was allocated as follows:

	Amount	Amortization period
	RMB
Cash and cash equivalents	8,223
Prepaid expenses and other current assets	64,330
Rental deposit	931
Property, plant and equipment, net	1,204	3-5 years
Operating lease right-of-use assets	37,780
Accrued expenses and other current liabilities	(6,280)
Deferred revenue	(67,415)
Bank borrowing	(4,500)
Operating lease liabilities	(32,333)
Intangible assets - student base	12,600	4.1 years
Deferred tax liabilities	(3,150)
Goodwill	160,560
Total	171,950

The tangible and intangible assets valuation for the acquisition disclosed above was based on a valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the economy of scale, increase in cross-selling opportunities as well as synergy resulting from the acquisition.

3.	BUSINESS ACQUISITION-continued

Other acquisitions in 2019

In 2019, the Group acquired 100% equity interests of ten companies and schools from third parties (collectively “Other 2019 Acquirees”). The total consideration for the acquisitions of Other 2019 Acquirees amounted to RMB342,957 in cash.

These acquired entities are in the operation of K-12 tutoring services in the PRC. The acquisitions of Other 2019 Acquirees’ training centers, with its teaching team and student base, allows the Group to provide high-quality, competitively priced and diversified services to the students.

These transactions were considered business acquisitions and therefore were recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisitions. The purchase price for the acquisition was allocated as follows:

	Amount	Amortization period
	RMB
Cash and cash equivalents	14,329
Prepaid expenses and other current assets	105,367
Rental deposits	1,155
Restricted cash	1,951
Property, plant and equipment, net	1,990	3-5 years
Operating lease right-of-use assets	69,970
Accrued expenses and other current liabilities	(6,595)
Deferred revenue	(148,484)
Operating lease liabilities	(62,772)
Intangible assets - student base	8,500	2.6-3.6 years
Deferred tax liabilities	(2,125)
Goodwill	359,671
Total	342,957

The tangible and intangible assets valuation for the acquisitions disclosed above were based on valuation analysis prepared by the management with the assistance from an independent third-party appraiser. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach. The Company has incorporated certain assumptions which include projected replacement costs.

The goodwill is attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from these acquisitions.

3.	BUSINESS ACQUISITION-continued

The following information summarizes the results of operations attributable to the acquisitions included in the Group’s consolidated statement of operations since the acquisition date:

	For the year ended December 31, 2017
	ZMN Education	Beijing GEDU	Others
	RMB	RMB	RMB
Net revenues	39,867	197,853	114,601
Net (loss)	(59,169)	(74,370)	(13,096)

	For the year ended December 31, 2018
	Shandong Zengyu	Others
	RMB	RMB
Net revenues	8,074	4,495
Net (loss)	(1,362)	(27)

	For the year ended December 31,2019
	Beijing Xiaoze	Xi'an Intest	Dalian Keyuan	Others
	RMB	RMB	RMB	RMB
Net revenues	116,355	61,194	11,697	174,149
Net income (loss)	11,300	(1,740)	758	33,460

Pro forma information of acquisitions

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2016 and 2017 assuming that the acquisition of ZMN Education, Beijing GEDU and Other 2017 Acquirees which were completed in 2017 occurred as of January 1, 2016. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2016	2017
	RMB	RMB
	Unaudited	Unaudited
pro forma net revenues	1,318,811	1,882,032
pro forma net (loss)	(281,853)	(511,354)

3.	BUSINESS ACQUISITION-continued

Pro forma information of acquisitions-continued

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2017 and 2018 assuming that the acquisition of Shandong Zengyu and Other 2018 Acquirees which were completed in 2018 occurred as of January 1, 2017. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2017	2018
	RMB	RMB
	Unaudited	Unaudited
pro forma net revenues	1,392,146	2,317,937
pro forma net (loss)	(389,366)	(824,909)

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2018 and 2019 assuming that the acquisition of Beijing Xiaoze, Xi'an Intest, Dalian Keyuan and Other 2019 Acquirees which were completed in 2019 occurred as of January 1, 2018. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2018	2019
	RMB	RMB
	Unaudited	Unaudited
pro forma net revenues	2,928,589	3,481,809
pro forma net (loss)	(836,874)	(516,704)